INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2019
INTEREST EXPENSE
Schedule of interest expense

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Interest expense incurred	6,368	6,376	6,954
Less: Interest expense capitalized*	(723)	(493)	(1,015)
	5,645	5,883	5,939
Interest expense on lease liabilities	—	—	9,646
Accretion expenses (Note 32)	1,501	1,438	1,418
Interest expense	7,146	7,321	17,003

* Interest rates per annum at which borrowing costs were capitalized for construction in progress	2.37% to 4.41%	2.37% to 4.66%	2.92% to 4.66%